Sales Transfer of Receivables (Detail) - Performing ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Cash flow information
Collections against securitized receivables/transfers	₨ 471.1	$ 7.3	₨ 664.3	₨ 903.6
Payments made	444.7	6.9	608.7	832.5
Cash flows on retained interests	₨ 26.6	$ 0.4	₨ 55.7	₨ 69.3